Borrowings (Details) - Schedule of Future Maturities of Long-Term Borrowings - USD ($)	Sep. 30, 2024	Mar. 31, 2024
Schedule of Future Maturities of Long-Term Borrowings [Abstract]
2025	$ 2,067,970
2026	3,879,537
2027	40,749
2028	1,469,995
2029	43,591
Thereafter	116,859
Total long-term borrowings	$ 7,618,701	$ 7,367,756